Description of the Business - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended												12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 mi	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member] mi	Dec. 31, 2012 Tex-Mex [Member] KCSR [Member] mi	Dec. 31, 2012 Tex-Mex [Member] Mexrail [Member]	Dec. 31, 2012 KCSM Holdings [Member]	Dec. 31, 2012 Mexrail [Member] KCS [Member]	Dec. 31, 2012 FTVM [Member] Ferrosur [Member]	Dec. 31, 2012 FTVM [Member] Mexican Government [Member]	Dec. 31, 2012 HHH Mexico [Member]	Dec. 31, 2012 HHH Mexico [Member] Nafta Rail [Member]	Dec. 31, 2010 Mexrail [Member]	Jun. 10, 2010 Mexrail [Member]	Jun. 10, 2010 Mexrail [Member] KCS [Member]	Dec. 31, 2012 FTVM [Member]	Dec. 31, 2011 FTVM [Member]	Dec. 31, 2010 FTVM [Member]	Dec. 31, 2012 FTVM [Member] Ferromex [Member]
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total number of rail route miles					3,200
Ownership Interests:
Total number of trackage rights (in miles)								700
Total length of track combined with other parties (in miles)									6,300
Equity method investment, ownership percentage											100.00%				99.99%		49.00%	49.00%		25.00%
Equity method investment, ownership percentage of other parties										100.00%		51.00%	25.00%	25.00%		0.01%							25.00%
Income from equity method investments	$ 0.4	$ 0.7	$ 1.1	$ 1.5	$ 3.2	$ 2.8	$ 6.6										$ 3.4			$ 3.2	$ 2.8	$ 3.2
Proceeds from sale of Mexrail, Inc.					0	0	41.0												41.0
Gain on sale of Mexrail, Inc.					0	0	0.7												0.7
Tax benefit due to excess tax over book basis in investment																			4.3
Cash dividends from equity method investments			$ 1.5	$ 2.3	$ 2.3	$ 2.3	$ 1.5													$ 2.3	$ 2.3	$ 1.5
Additional concession renewal period					50 years
Initial percentage of gross revenue payable under railroad Concession to Mexican government			0.50%		0.50%
Initial period of time for payments due under railroad Concession to Mexican government			15 years		15 years
Date the percentage of revenue payable to the Mexican government increases under the Concession			Jun. 24, 2012		Jun. 24, 2012
Percentage of gross revenue payable under railroad Concession to Mexican government after initial fifteen year period			1.25%		1.25%
Term of labor agreement with Mexican Railroad Union					50 years
Percentage of employees covered by labor agreement					80.00%